SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 10 – SEGMENT REPORTING

Operating segments are defined as the components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision makers in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability, cash flows, and growth opportunities of each respective segment.

The Company classifies its business interests into reportable segments which are:

●	Trxade– Inc. - Web based pharmaceutical marketplace platform – B2B sales
●	CSP - Community Specialty Pharmacy, LLC – Licensed retail pharmacy – B2C sales
●	I–tegra - Integra Pharm–, LLC - Licensed wholesaler of brand, generic and non-drug products – B2B sales
●	Unall–cated - Other – corporate overhead expense, Alliance Pharma Solutions, LLC and Bonum Health, LLC

Nine Months Ended September 30, 2022	Trxade, Inc.	CSP	Integra	Unallocated	Total
Revenue	$4,001,670	$905,083	$3,949,772	$62,787	$8,919,312
Gross Profit	4,001,670	(114,387)	(41,462)	62,787	3,908,608
Segment Assets	1,853,474	236,827	454,783	2,111,177	4,689,261
Segment Profit (Loss )	1,320,138	(363,212)	(493,203)	(3,070,562)	(2,606,839)
Cost of Sales	$-	$1,019,470	$3,991,234	$-	$5,010,704

Nine Months Ended September 30, 2021	Trxade, Inc.	CSP	Integra	Unallocated	Total
Revenue	$3,653,269	$1,287,296	$2,511,270	$49,700	$7,501,535
Gross Profit	3,652,015	123,470	(319,104)	49,362	3,505,743
Segment Assets	1,487,657	(404,174)	563,396	3,867,221	5,514,101
Segment Profit (Loss)	1,511,809	(89,025)	(2,500,032)	(3,454,295)	(4,531,543)
Cost of Sales	$1,254	$1,163,826	$2,830,374	$338	$3,995,792

NOTE 11 – SEGMENT REPORTING

The Company classifies its business interests into reportable segments which are Trxade, Inc., Community Specialty Pharmacy, LLC, Integra Pharma, LLC and Other (Unallocated). Operating segments are defined as the components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision makers in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability, cash flows, and growth opportunities of each respective segment.

Year Ended December 31, 2021	Trxade, Inc.	Community Specialty Pharmacy, LLC	Integra Pharma, LLC	Unallocated	Total
Revenue	$4,924,015	$1,652,841	$3,250,561	$62,016	$9,889,433
Gross Profit	$4,921,084	$156,785	$(393,582)	$61,678	$4,745,965
Segment Assets	$2,273,330	$(431,593)	$565,619	$3,358,808	$5,766,164
Segment Profit/Loss	$1,977,938	$(128,563)	$(2,749,028)	$(4,416,230)	$(5,315,883)

Year Ended December 31, 2020	Trxade, Inc.	Community Specialty Pharmacy, LLC	Integra Pharma, LLC	Unallocated	Total
Revenue	$5,546,746	$1,653,924	$9,877,067	$44,783	$17,122,520
Gross Profit	$5,546,746	107,771	8,374	$44,431	$5,707,322
Segment Assets	$2,076,934	$(457,784)	2,698,357	$5,475,195	$9,792,702
Segment Profit/Loss	$3,309,128	$(900,427)	$(531,092)	$(4,413,660)	$(2,536,051)